Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
NOTE 8. STOCK-BASED COMPENSATION
2018 Stock Plan
Legacy SmartRent’s board of directors adopted, and its stockholders approved, the SmartRent.com, Inc. 2018 Stock Plan (the “2018 Stock Plan”), effective March 2018. The purpose of the 2018 Stock Plan was to advance the interests of Legacy SmartRent and its stockholders by providing an incentive to attract, retain and reward persons performing services for Legacy SmartRent and by motivating such persons to contribute to the growth and profitability of Legacy SmartRent. The 2018 Stock Plan seeks to achieve this purpose by providing for awards in the form of options, restricted stock purchase rights or restricted stock bonuses. Awards granted under the 2018 Stock Plan generally expire ten years from the date of grant and become vested and exercisable over a four-year period. All options are subject to certain provisions that may impact these vesting schedules. As part of the Business Combination on August 24, 2021, all awards issued under the 2018 Stock Plan were assumed by the Company and converted to options to purchase Common Stock and RSUs for Common Stock using the Exchange Ratio.

Summaries of the Company’s 2018 Stock Plan activity for the year ended December 31, 2021 are presented below.

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price ($ per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
December 31, 2019	1,567	$2.30	9.64	$—
Retroactive application of Exchange Ratio	5,529

December 31, 2019, as adjusted	7,096	$0.47		$—
Granted	5,046
Cancelled	(1,685)

December 31, 2020	10,457	$0.51	8.96	$—
Granted	—
Cancelled	—

December 31, 2021	10,457	$0.51	7.96	$—

Vested options as of December 31, 2021	8,117	$0.48	7.76	$—

Amendment to the 2018 Stock Plan
In April 2021, the board of directors of Legacy SmartRent executed a unanimous written consent to provide an additional incentive to certain employees of Legacy SmartRent by amending the 2018 Stock Plan to allow for the issuance of RSUs and granted a total of 1,533 RSUs to certain employees which vest over four years. The estimated fair value for each RSU issued was approximately $21.55 per share and the total stock-based compensation expense to be amortized over the vesting period is $33,033. As part of the Business Combination on August 24, 2021 these RSUs were assumed by the Company and converted to 7,489 RSUs at a per share fair value of $4.41 pursuant to the Exchange Ratio and remain outstanding as of December 31, 2021. The outstanding RSUs also contain a liquidity event vesting condition which was satisfied upon closing of the Business Combination. Accordingly, the Company recognized a one-time
stock-based compensation expense of $2,827 in August 2021 as a retroactive catch-up
of cumulative stock-based compensation expense for such awards from their original grant dates. During the year ended December 31, 2021, an additional $843 of stock compensation expense was recorded for these awards.
2021 Equity Incentive Plan
In connection with the Business Combination, the board of directors approved and implemented the SmartRent, Inc. 2021 Equity Incentive Plan. The purpose of the 2021 Plan is to enhance our ability to attract, retain and motivate persons who make, or are expected to make, important contributions to the Company by providing these individuals with equity ownership opportunities and equity-linked compensation opportunities.

The 2021 Plan authorizes the compensation committee to provide incentive compensation in the form of stock options, restricted stock and stock units, performance shares and units, other stock-based awards and cash-based awards. Under the 2021 Plan, the Company is authorized to issue up to
15,500
shares of stock. As part of the Business Combination on August 24, 2021, the RSUs granted in the 2018 Stock Plan were assumed by the Company and converted to
7,489
restricted stock units pursuant to the Exchange Ratio and remain outstanding. In August 2021,
354
RSUs were granted to certain executives and the board of directors at a fair value of $
12.10
.
Non-employee
board member RSUs will vest either over
one year
or
three years
. The RSUs granted to employees are generally subject to a
four-year
vesting schedule and all vesting shall be subject to the recipient’s continued employment with the Company or its subsidiaries through the applicable vesting dates. On November 1, 2021, the Company granted
72
RSUs to certain executives pursuant to the 2021 Equity Incentive Plan. These RSUs had a fair value of $
12.10
at the time of the grant and will vest over
four years
. No right to any common stock is earned or accrued until such time that vesting occurs, nor does the grant of the RSU award confer any right to continue vesting or employment. Compensation expense associated with the unvested RSUs is recognized on a straight-line basis over the vesting period. During the year ended December 31, 2021, stock-based compensation expense of $
6,413
was recognized in connection with the vesting of RSUs. During the year ended December 31, 2020, there was no
stock-based compensation expense related to the RSUs. See footnote 14 for additional information in connection with the 2021 Equity Incentive Plan.
The following table summarizes activity related to the RSUs:

	Restricted Stock Units
	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value (per share)
December 31, 2020	—	$—
Granted—pre-merger, retroactive application of exchange ratio	7,489	$4.41
Granted—post-merger	426	$12.10
Cancelled	(244)	$4.41

December 31, 2021	7,671	$4.98

Employee Stock Purchase Plan
The Company has the ability to initially issue up to
2,000,000
shares of common stock under the Employee Stock Purchase Plan (“ESPP”), subject to annual increases effective as of January 1, 2022 and each subsequent January 1 through and including January 1, 2030 in an amount equal to the smallest of (i)
1
% of the number of shares of the common stock outstanding as of the immediately preceding December 31, (ii)
2,000,000
shares or (iii) such amount, if any, as the Board may determine. See footnote 14 for additional information in connection with the ESPP.

Stock-Based Compensation
The fair value of stock option grants is estimated by the Company on the date of grant using the Black Scholes-Merton option pricing model with the following weighted-average assumptions for the year ended December 31, 2020. There were no
options granted for the year ended December 31, 2021.

December 31, 2020
Risk free interest	0.99%
Dividend yield	0.00%
Expected volatility	103.59%
Expected life (years)	6.11
Expected life
– The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method.
Risk-Free Interest Rate
– The risk-free rate is based on the US Treasury
zero
coupon issuances in effect at the time of the grant for periods corresponding with the expected term of the option.
Expected Volatility
– Because the Company is privately held and does not have any active trading market for its common stock, the expected volatility is estimated based upon historical volatilities of public companies operating in the Company’s industry over a period equal to the expected term of the stock option grants.
Dividend Yield
– The Company has never paid dividends on its common stock and has no plans to declare any dividends on its common stock. Therefore, the Company used an expected dividend yield of zero
.
The Company recorded stock-based compensation expense as follows.

	For the years ended December 31,
	2021	2020
Research and development	$2,340	$256
Sales and marketing	1,379	86
General and administrative	4,412	1,417

Total	$8,131	$1,759

During the year ended December 31, 2021, stock-based compensation expense of $
812
was recognized for
844
shares granted in connection with the Zenith acquisition and are recorded as a component of general and administrative expense. During the year ended December 31, 2020, $
707
of stock-based compensation expense related to these shares was recognized and are recorded as a component of general and administrative expense.
During the year ended December 31, 2021, stock-based compensation expense of $
906
was recognized in connection with the vesting of outstanding options. During the year ended December 31, 2020, stock-based compensation expense of $
728
was recognized in connection with the vesting of outstanding options.

During the year ended December 31, 2020, stock-based compensation in the amount of $324 was recognized in connection with the vesting of common stock that had been converted from Series Seed preferred shares and was recorded as a component of general and administrative expense. These shares were fully vested at December 31, 2020 and no expense was recognized during the year ended December 31, 2021 in connection with these shares.
During the year ended December 31, 2021, stock-based compensation expense of $6,413 was recognized in connection with the vesting of RSUs. During the year ended December 31, 2020, there was no stock-based compensation expense related to the RSUs.